TRADE AND OTHER RECEIVABLES - Movements in the allowance for doubtful debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
TRADE AND OTHER RECEIVABLES
Balance as at January 1	$ 160	$ 182
Acquisition of a subsidiary		9
Divestment of a subsidiary		(57)
Classified as held for sale	(1)
Allowance for doubtful debts	36	73
Recoveries	(9)	(5)
Accounts receivable written off	(13)	(44)
Foreign currency translation adjustment	(4)	2
Balance as at December 31	$ 169	$ 160